CUSTOM INNOVATION CONSULTING - RELATED PARTY	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
CUSTOM INNOVATION CONSULTING - RELATED PARTY
NOTE 14 – CUSTOM INNOVATION CONSULTING – RELATED PARTY

On August 20, 2015, the Company entered into an Engagement Agreement (the “Engagement Agreement”) with Walker Digital, regarding the provision of software development and consulting services. The initial work order received by the Company under the Engagement Agreement is with respect to a prototype project involving a Fortune 500 insurance company that previously retained Walker Digital to design and develop viable new business models. Payments totaling $1.5 million were paid to the Company through December 31, 2015. The Company is recognizing service revenues under this contract on a percentage of completion basis, as prototyping services are provided. Although management believes it has established adequate procedures for estimating costs to complete on open contracts, it is at least reasonably possible that additional significant costs could occur on contracts prior to completion. The Company periodically evaluates and revises its estimates and makes adjustments when they are considered necessary.

The Costs and Estimated Earnings on Uncompleted Contracts is summarized as follows:

December 31,
2015

Costs incurred on uncompleted contracts	$388
Estimated earnings	51
Revenue recognized	439
Less billings to date	(1,500)
Billings in excess of cost	$1,061